Dean Small Cap Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 96.04% Shares Fair Value
Communications — 1.63%
Magnite , Inc.
(a)
166,899 $ 3,167,743
Consumer Discretionary — 7.05%
Johnson Outdoors, Inc., Class A 37,179 1,711,721
KB Home 56,083 3,510,235
PVH Corp. 5,852 434,570
Rush Enterprises, Inc., Class A 13,452 981,794
Steven Madden Ltd. 57,311 2,412,793
YETI Holdings, Inc.
(a)
92,824 4,600,357
13,651,470
Consumer Staples — 10.16%
J&J Snack Foods Corp. 55,038 4,042,541
John B. Sanfilippo & Son, Inc. 77,767 6,687,184
Marzetti Co. (The) 27,113 3,095,220
Reynolds Consumer Products, Inc. 218,156 5,857,489
19,682,434
Energy — 3.62%
Helmerich & Payne, Inc. 31,557 1,033,176
Innovex International, Inc.
(a)
32,792 813,242
World Kinect Corp. 156,671 5,160,743
7,007,161
Financials — 27.39%
1st Source Corp. 47,894 3,907,193
Camden National Corp. 57,148 3,098,565
Cathay General Bancorp 75,170 4,659,787
Employers Holdings, Inc. 135,738 6,852,054
Federal Agricultural Mortgage Corp., Class C 11,379 2,267,493
First Financial Corp. 45,621 3,532,890
Fulton Financial Corp. 117,869 2,851,251
Great Southern Bancorp, Inc. 28,574 2,240,487
Independent Bank Corp. 17,047 1,427,175
PROG Holdings, Inc. 72,989 3,402,018
QCR Holdings, Inc. 39,939 3,888,062
S&T Bancorp, Inc. 69,487 3,410,422
Safety Insurance Group, Inc. 27,710 2,074,371
Selective Insurance Group, Inc. 70,226 6,812,624
Simmons First National Corp., Class A 117,219 2,655,010
53,079,402
Health Care — 5.13%
Addus HomeCare Corp.
(a)
52,927 5,317,576
Haemonetics Corp.
(a)
61,610 4,620,750
9,938,326
Industrials — 17.14%
AAR Corp.
(a)
1,948 278,428
Atkore, Inc. 34,419 2,617,222
Bel Fuse, Inc., Class B 812 270,428
Brady Corp., Class A 32,146 2,943,609

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 96.04% - continued Shares Fair Value
Industrials — 17.14% - continued
Cactus, Inc., Class A 34,977 $ 1,791,872
Douglas Dynamics, Inc. 19,995 1,078,730
ESCO Technologies, Inc. 5,520 1,932,221
Healthcare Services Group, Inc.
(a)
32,512 798,495
Heartland Express, Inc. 455,819 6,937,564
Hillman Solutions Corp.
(a)
178,913 1,510,026
Kforce , Inc. 118,669 5,567,949
Littelfuse , Inc. 2,598 1,182,947
Werner Enterprises, Inc. 144,679 6,309,451
33,218,942
Materials — 3.92%
Minerals Technologies, Inc. 49,632 3,671,280
Quaker Houghton 9,092 1,444,446
Sonoco Products Co. 28,087 1,582,702
Stepan Co. 16,235 904,614
7,603,042
Real Estate — 4.68%
Broadstone Net Lease, Inc. 319,836 6,611,010
Saul Centers, Inc. 65,674 2,455,551
9,066,561
Technology — 4.11%
Cohu , Inc.
(a)
55,362 4,091,805
Synaptics , Inc.
(a)
11,365 1,411,874
Viavi Solutions, Inc.
(a)
4,708 224,807
Vishay Intertechnology , Inc. 41,725 2,243,971
7,972,457
Utilities — 11.21%
American States Water Co. 84,261 6,962,487
Chesapeake Utilities Corp. 39,290 4,812,239
Middlesex Water Co. 59,584 3,346,237
Portland General Electric Co. 127,285 6,597,182
21,718,145
Total Common Stocks/Investments — 96.04% (Cost $160,933,473) 186,105,683
Other Assets in Excess of Liabilities — 3.96% 7,667,155
NET ASSETS — 100.00% $ 193,772,838
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 97.59% Shares Fair Value
Communications — 1.39%
Omnicom Group, Inc. 51,825 $ 3,774,415
Consumer Discretionary — 10.32%
BorgWarner, Inc. 63,919 4,244,222
Domino's Pizza, Inc. 10,653 3,153,714
Hasbro, Inc. 48,742 4,025,602
Levi Strauss & Co., Class A 169,780 4,215,637
LKQ Corp. 143,649 3,782,278
Masco Corp. 57,080 4,644,599
PulteGroup, Inc. 28,613 3,925,990
27,992,042
Consumer Staples — 8.12%
BJ's Wholesale Club Holdings, Inc.
(a)
43,795 3,819,800
Dollar General Corp. 43,358 4,990,940
Hershey Co. (The) 30,073 5,276,308
Kroger Co. (The) 52,682 2,925,431
US Foods Holding Corp.
(a)
49,180 5,028,655
22,041,134
Energy — 4.12%
Baker Hughes Co., Class A 62,606 3,474,633
Devon Energy Corp. 97,810 4,041,509
Permian Resources Corp., Class A 198,831 3,660,479
11,176,621
Financials — 15.22%
Assurant, Inc. 21,168 5,684,244
Bank of New York Mellon Corp. (The) 54,890 7,937,643
Hartford Insurance Group, Inc. (The) 37,651 4,989,511
Prosperity Bancshares, Inc. 68,029 4,968,158
Raymond James Financial, Inc. 26,715 4,061,481
Regions Financial Corp. 157,372 4,752,634
Reinsurance Group of America, Inc. 21,022 4,470,328
W.R. Berkley Corp. 62,482 4,406,855
41,270,854
Health Care — 8.75%
Encompass Health Corp. 51,223 5,177,621
Jazz Pharmaceuticals PLC
(a)
39,854 9,603,618
Quest Diagnostics, Inc. 23,504 4,981,673
Zimmer Biomet Holdings, Inc. 46,277 3,983,987
23,746,899
Industrials — 19.42%
AGCO Corp. 33,431 4,001,691
Dover Corp. 22,044 4,944,029
Gates Industrial Corp. PLC
(a)
173,722 4,859,004
ITT, Inc. 22,920 4,532,659
Keysight Technologies, Inc.
(a)
11,967 4,189,288
Knight-Swift Transportation Holdings, Inc. 83,941 6,536,486
L3Harris Technologies, Inc. 14,890 4,326,885

Dean Mid Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 97.59% - continued Shares Fair Value
Industrials — 19.42% - continued
Littelfuse , Inc. 11,529 $ 5,249,499
Regal Rexnord Corp. 20,584 4,902,902
Republic Services, Inc. 20,584 4,386,039
WESCO International, Inc. 13,723 4,740,336
52,668,818
Materials — 6.99%
Avery Dennison Corp. 31,084 5,046,487
Eastman Chemical Co. 58,394 3,911,230
International Flavors & Fragrances, Inc. 62,190 4,926,692
RPM International, Inc. 45,693 5,078,777
18,963,186
Real Estate — 6.63%
AvalonBay Communities, Inc. 28,457 5,369,552
CBRE Group, Inc., Class A
(a)
28,905 3,893,214
Regency Centers Corp. 59,416 4,737,832
STAG Industrial, Inc. 104,671 3,983,778
17,984,376
Technology — 7.70%
Arrow Electronics, Inc.
(a)
29,927 6,386,721
Cognizant Technology Solutions Corp., Class A 67,445 2,612,145
Microchip Technology, Inc. 44,218 4,032,682
MKS, Inc. 8,610 3,829,728
SS&C Technologies Holdings, Inc. 65,109 4,040,013
20,901,289
Utilities — 8.93%
Ameren Corp. 55,017 6,219,121
Atmos Energy Corp. 26,131 4,501,587
CenterPoint Energy, Inc. 100,730 4,436,149
OGE Energy Corp. 103,357 5,029,352
Xcel Energy, Inc. 50,365 4,044,310
24,230,519
Total Common Stocks/Investments — 97.59% (Cost $205,505,805) 264,750,153
Other Assets in Excess of Liabilities — 2.41% 6,536,309
NET ASSETS — 100.00% $ 271,286,462
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 97.46% Shares Fair Value
Communications — 4.40%
Omnicom Group, Inc. 22,749 $ 1,656,810
Verizon Communications, Inc. 39,928 1,690,551
3,347,361
Consumer Discretionary — 3.73%
Domino's Pizza, Inc. 3,635 1,076,105
Home Depot, Inc. (The) 4,984 1,757,758
2,833,863
Consumer Staples — 12.17%
Altria Group, Inc. 26,443 1,902,574
Hershey Co. (The) 7,505 1,316,752
Kroger Co. (The) 17,941 996,264
Mondelez International, Inc., Class A 19,641 1,136,035
PepsiCo, Inc. 16,886 2,286,364
Procter & Gamble Co. (The) 11,023 1,616,413
9,254,402
Energy — 6.42%
Chevron Corp. 11,023 1,827,172
EOG Resources, Inc. 16,534 2,144,956
Kinder Morgan, Inc., Class P 28,378 907,245
4,879,373
Financials — 16.13%
BlackRock, Inc. 1,114 1,071,178
JPMorgan Chase & Co. 5,863 1,919,136
Marsh & McLennan Companies, Inc. 5,804 967,353
PNC Financial Services Group, Inc. (The) 7,974 1,963,357
Principal Financial Group, Inc. 20,228 2,180,174
Prudential Financial, Inc. 12,371 1,335,202
T. Rowe Price Group, Inc. 14,306 1,626,449
Truist Financial Corp. 24,039 1,197,623
12,260,472
Health Care — 9.42%
Amgen, Inc. 7,036 2,547,876
Bristol-Myers Squibb Co. 14,892 858,077
Johnson & Johnson 6,215 1,578,424
Merck & Co., Inc. 10,378 1,333,573
Pfizer, Inc. 35,061 844,269
7,162,219
Industrials — 10.47%
Fastenal Co. 21,811 1,047,582
Illinois Tool Works, Inc. 8,267 2,235,975
Lockheed Martin Corp., Class B 2,169 1,105,019
Paychex, Inc. 20,111 1,977,515
Union Pacific Corp. 5,863 1,594,736
7,960,827
Materials — 5.13%
Air Products & Chemicals, Inc. 4,456 1,306,410
PPG Industries, Inc. 11,023 1,336,980

Dean Equity Income Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 97.46% - continued Shares Fair Value
Materials — 5.13% - continued
Sonoco Products Co. 22,280 $ 1,255,478
3,898,868
Real Estate — 9.84%
American Tower Corp., Class A 5,453 891,947
Digital Realty Trust, Inc. 8,443 1,516,194
Essex Property Trust, Inc. 6,684 1,948,987
Lamar Advertising Co., Class A 13,368 2,085,141
Public Storage 3,283 1,045,012
7,487,281
Technology — 6.93%
Accenture PLC, Class A 5,629 700,473
Amdocs Ltd. 27,733 1,401,626
Cisco Systems, Inc. 10,905 1,280,901
Texas Instruments, Inc. 6,332 1,887,379
5,270,379
Utilities — 12.82%
Alliant Energy Corp. 20,755 1,583,399
American Electric Power Company, Inc. 9,733 1,331,572
Duke Energy Corp. 11,609 1,469,467
NextEra Energy, Inc. 11,726 1,029,191
WEC Energy Group, Inc. 20,404 2,382,575
Xcel Energy, Inc. 24,273 1,949,122
9,745,326
Total Common Stocks/Investments — 97.46% (Cost $63,370,963) 74,100,371
Other Assets in Excess of Liabilities — 2.54% 1,934,296
NET ASSETS — 100.00% $ 76,034,667